COMMON STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended								12 Months Ended
	Apr. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants expired		102,800
Common stock shares issued		3,535,339	3,535,339			1,982,039				3,535,339	1,982,039
Key staff-members, officers, and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	160,866
Key staff-members, officers, and directors [Member] | Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	149,424
Options forfeited	536
New CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		50,358
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										450,290	17,144
Options forfeited											14,286
Warrant exercised			$ 5.76			$ 14.00				$ 5.76	$ 14.00
Employee Stock Options [Member] | Key staff-members, officers, and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					160,866
Options granted, value					$ 102,800
Options forfeited					160,866
Employee Stock Options [Member] | Key staff-members, officers, and directors [Member] | Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					149,424
Options granted, value					$ 370,312
Employee Stock Options [Member] | Key staff-members, officers, and directors [Member] | Vested immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					100.00%
Employee Stock Options [Member] | Key staff-members, officers, and directors [Member] | Vested on January 1, 2021 [Member] | Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					50.00%
Employee Stock Options [Member] | Key staff-members, officers, and directors [Member] | Vested on January 1, 2022 [Member] | Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					50.00%
Employee Stock Options [Member] | New CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				100,000
Options granted, value				$ 193,388
Employee Stock Options [Member] | New CEO [Member] | Vest on September 1, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Employee Stock Options [Member] | New CEO [Member] | Vest on September 1, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Employee Stock Options [Member] | Former CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested				50,358
Unamortized portion of option charged in amount				$ 95,127
Employee Stock Options [Member] | Two new key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			40,000
Options granted, value			$ 91,574
Vesting description			For 20,000 of those options, 50% of the options will vest on October 12, 2021 and the other 50% will vest on October 12, 2022. For the other 20,000 options, one-third will vest on November 23, 2021, the next third will vest on November 23, 2022 and the final third will vest on November 23, 2023.
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised for cash						357		66,756			357
Warrant exercised							$ 19,643	$ 113,328	$ 214,286
Proceeds from warrant exercise						$ 2,750	$ 151,250	$ 137,500	$ 1,650,000
Warrants expired			12,469		1,197				38
Warrant issued				67,500	9,450		44,644					67,500
Strike price												$ 9.00
Value of warrants issued in connection of working capital loan							$ 1,000,000
Warrants exchanged								9,878
Cashless Warrants exchanged								46,572
Common stock shares issued								76,634